Segments - Schedule of Revenue from External Customers by Country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Total Revenue	$ 254,476	$ 421,428	$ 139,153
United States
Disclosure Of Operating Segments [Line Items]
Total Revenue	139,554	250,755	54,655
Italy
Disclosure Of Operating Segments [Line Items]
Total Revenue	49,200	65,659	24,098
United Kingdom
Disclosure Of Operating Segments [Line Items]
Total Revenue	22,259	56,282	39,936
Germany
Disclosure Of Operating Segments [Line Items]
Total Revenue	8,638	16,261	1,462
Colombia
Disclosure Of Operating Segments [Line Items]
Total Revenue	10,949	12,101	8,789
Sweden
Disclosure Of Operating Segments [Line Items]
Total Revenue	3,903	6,954	3,128
Other
Disclosure Of Operating Segments [Line Items]
Total Revenue	$ 19,973	$ 13,416	$ 7,085